Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 6.0 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits as reported in the financial statements	$ 14,282,947,490	$ 12,400,546,182
Delinquent notes receivable in financial statements recorded as deemed distributions in the Form 5500	(6,120,070)	(6,064,130)
Net assets available for benefits as reported in the Form 5500	$ 14,276,827,420	$ 12,394,482,052